Supplemental Condensed Consolidating Statements of Operations (Detail) (USD $) In Millions	3 Months Ended																12 Months Ended
	Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Sep. 11, 2009		Jun. 19, 2009		Mar. 27, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
REVENUES																	$ 4,428.0		$ 4,135.0		$ 5,108.0
Rental expense																	(124)		(81)		(70)
Interest expense																	(384)	[1]	(379)	[2]	(375)
Income (loss) before income taxes																	(159)		(236)		379
Less: Net (income) loss attributable to non- controlling interests																	(2)		(5)		16
HOST HOTELS & RESORTS L.P.
Condensed Financial Statements, Captions [Line Items]
REVENUES																	4,428.0		4,135.0		5,108.0
Hotel operating expenses																	(3,021)		(2,871)		(3,379)
Other property-level expenses																	(488)		(386)		(384)
Depreciation and amortization																	(591)		(613)		(553)
Corporate and other expenses																	(108)		(116)		(58)
Gain on insurance settlement																	3				7
Interest income																	8.0		7.0		20.0
Interest expense																	(384)		(379)		(375)
Net gains (losses) on property transactions																	1		14		2
Gain (loss) on foreign currency transactions and derivatives																	(6)		5		1
Equity in earnings (losses) of affiliates																	(1)		(32)		(10)
Income (loss) before income taxes																	(159)		(236)		379
Benefit (provision) for income taxes																	31		39		3
INCOME (LOSS) FROM CONTINUING OPERATIONS																	(128)		(197)		382
Income (loss) from discontinued operations, net of tax																	(4)		(61)		32
Net income (loss)																	(132)		(258)		414
Less: Net (income) loss attributable to non- controlling interests																			1		(3)
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.	(59.0)	[3]	18.0	[3]	(85.0)	[3]	(56.0)	[3]	(69.0)	[3]	(60.0)	[3]	(6.0)	[3]	(72.0)	[3]	(132.0)		(257.0)		411.0
HOST HOTELS & RESORTS L.P. | Company Parent Member
Condensed Financial Statements, Captions [Line Items]
REVENUES																	126.0		124.0		134.0
Other property-level expenses																	(23)		(21)		(23)
Depreciation and amortization																	(56)		(58)		(56)
Corporate and other expenses																	(7)		(8)		(6)
Interest income																	8.0		11.0		26.0
Interest expense																	(108)		(93)		(97)
Net gains (losses) on property transactions																	(11)		1		(2)
Gain (loss) on foreign currency transactions and derivatives																	(4)		4		(18)
Equity in earnings (losses) of affiliates																	(49)		(153)		411
Income (loss) before income taxes																	(124)		(193)		369
Benefit (provision) for income taxes																	(2)		(2)		16
INCOME (LOSS) FROM CONTINUING OPERATIONS																	(126)		(195)		385
Income (loss) from discontinued operations, net of tax																	(4)		(61)		32
Net income (loss)																	(130)		(256)		417
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.																	(130.0)		(256.0)		417.0
HOST HOTELS & RESORTS L.P. | Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
REVENUES																	607.0		593.0		782.0
Other property-level expenses																	(138)		(145)		(156)
Depreciation and amortization																	(295)		(312)		(269)
Corporate and other expenses																	(54)		(59)		(29)
Interest income																	5.0		3.0		6.0
Interest expense																	(213)		(227)		(226)
Equity in earnings (losses) of affiliates																	59		49		126
Income (loss) before income taxes																	(29)		(98)		234
INCOME (LOSS) FROM CONTINUING OPERATIONS																	(29)		(98)		234
Income (loss) from discontinued operations, net of tax																	(2)		(15)		14
Net income (loss)																	(31)		(113)		248
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.																	(31.0)		(113.0)		248.0
HOST HOTELS & RESORTS L.P. | Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
REVENUES																	4,423.0		4,129.0		5,104.0
Hotel operating expenses																	(3,021)		(2,871)		(3,379)
Other property-level expenses																	(327)		(220)		(205)
Depreciation and amortization																	(240)		(243)		(228)
Corporate and other expenses																	(47)		(49)		(23)
Gain on insurance settlement																	3				7
Rental expense																	(728)		(711)		(912)
Interest income																	11.0		12.0		18.0
Interest expense																	(79)		(78)		(82)
Net gains (losses) on property transactions																	12		13		4
Gain (loss) on foreign currency transactions and derivatives																	(2)		1		19
Equity in earnings (losses) of affiliates																	3		(2)		2
Income (loss) before income taxes																	8		(19)		325
Benefit (provision) for income taxes																	33		41		(13)
INCOME (LOSS) FROM CONTINUING OPERATIONS																	41		22		312
Income (loss) from discontinued operations, net of tax																	(1)		(5)		1
Net income (loss)																	40		17		313
Less: Net (income) loss attributable to non- controlling interests																			1		(3)
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.																	40.0		18.0		310.0
HOST HOTELS & RESORTS L.P. | Eliminations Consolidation Member
Condensed Financial Statements, Captions [Line Items]
REVENUES																	(728.0)		(711.0)		(912.0)
Rental expense																	728		711		912
Interest income																	(16.0)		(19.0)		(30.0)
Interest expense																	16		19		30
Equity in earnings (losses) of affiliates																	(14)		74		(549)
Income (loss) before income taxes																	(14)		74		(549)
INCOME (LOSS) FROM CONTINUING OPERATIONS																	(14)		74		(549)
Income (loss) from discontinued operations, net of tax																	3		20		(15)
Net income (loss)																	(11)		94		(564)
NET INCOME (LOSS) ATTRIBUTABLE TO HOST HOTELS & RESORTS, INC.																	$ (11.0)		$ 94.0		$ (564.0)

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.